Subsequent Events (10Q) (Details Narrative) (USD $)	0 Months Ended
	Apr. 09, 2015	Apr. 02, 2015	Apr. 17, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member]
Percentage of receive insurance reimbursements from patient		75.00%
Proceeds from accredited investors	$ 270,080
Aggregate value of convertible other outstanding notes, accrued interest, future cash consulting fees	123,980
Common stock, par value	$ 0.001
Price per share	$ 0.35
Warrants issued for exercisable to purchase common stock	834,857
Convertible notes	1,200,000
Subsequent Event [Member] | Akash Bajaj [Member]
Payment to be paid per hour end of each month			$ 225
Term of non-statutory option to purchase			5 years
Option to purchase common shares			100,000
Share price			$ 0.35
Subsequent Event [Member] | Akash Bajaj [Member] | 12 Month [Member]
Stock option vest per month			8,333